Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Breakdown for Intangible Assets
The following table provides a breakdown for intangible assets:

(€ thousands)	Goodwill	Brand	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at January 1, 2023	239,709	168,694	42,339	147,204	1,146	599,092
Additions	—	—	1,777	21,598	633	24,008
Disposals	—	—	(369)	(431)	(166)	(966)
Business combinations	23,966	—	99,295	3,520	305	127,086
Exchange differences	(7,405)	(5,862)	(765)	(851)	(43)	(14,926)
Other movements and reclassifications	—	—	1,644	(1,000)	(1,769)	(1,125)
Balance at December 31, 2023	256,270	162,832	143,921	170,040	106	733,169
Additions	—	—	2,224	25,901	373	28,498
Disposals	—	—	(2,802)	(711)	—	(3,513)
Business combinations	8,280	—	—	—	—	8,280
Exchange differences	11,080	10,360	6,463	1,755	1	29,659
Other movements and reclassifications	—	—	3,518	(1,751)	(226)	1,541
Balance at December 31, 2024	275,630	173,192	153,324	195,234	254	797,634

Accumulated amortization at January 1, 2023	—	—	(36,989)	(106,195)	—	(143,184)
Amortization	—	—	(3,963)	(15,190)	—	(19,153)
Disposals	—	—	369	413	—	782
Impairment	—	—	—	(35)	—	(35)
Exchange differences	—	—	164	531	—	695
Other movements and reclassifications	—	—	(929)	929	—	—
Balance at December 31, 2023	—	—	(41,348)	(119,547)	—	(160,895)
Amortization	—	—	(5,466)	(16,686)	—	(22,152)
Disposals	—	—	3,029	692	—	3,721
Impairment	—	—	—	(58)	—	(58)
Exchange differences	—	—	(425)	(1,502)	—	(1,927)
Other movements and reclassifications	—	—	(3,057)	1,097	—	(1,960)
Balance at December 31, 2024	—	—	(47,267)	(136,004)	—	(183,271)

Carrying amount at:
January 1, 2023	239,709	168,694	5,350	41,009	1,146	455,908
December 31, 2023	256,270	162,832	102,573	50,493	106	572,274
December 31, 2024	275,630	173,192	106,057	59,230	254	614,363

Schedule of Goodwill Originated on Acquisitions made by the Group
Goodwill originated on acquisitions made by the Group and brands with an indefinite useful life that are acquired separately are attributable to the following operating segments:

	At December 31,
(€ thousands)	2024	2023
ZEGNA	33,344	25,568
Thom Browne	415,478	393,534
Total goodwill and brands with an indefinite useful life	448,822	419,102

Schedule of Sensitivity Oof the Impairment Testing to Reasonably Possible Changes in Both Assumptions
The following tables detail the sensitivity of the impairment testing to reasonably possible changes in assumptions for those CGUs that have significant goodwill and brands with an indefinite useful life allocated to them.

2024
		Existing assumptions			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2024	WACC +100 bps	Growth rate -50 bps	EBITDA -500 bps
CGU Thom Browne group	396	875	275	+31.5%	247	325	325
CGU Thom Browne Korea Ltd.	30	901	300	+28.7%	21	26	26
CGU Ermenegildo Zegna Korea Co.Ltd.	5	901	300	+52.5%	3	4	3
CGU Gruppo Dondi S.p.A.	49	946	300	+17.0%	38	44	44
CGU Bonotto S.p.A.	19	946	300	+9.1%	13	16	16
CGU In.Co. S.p.A.	83	946	300	+60.8%	53	68	69
CGU Tessitura Ubertino S.r.l.	23	946	300	+4.5%	19	21	21

2023
		Existing assumptions			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2023	WACC +100 bps	Growth rate -50 bps	EBITDA -500 bps
CGU Thom Browne group	484	881	300	+15.9%	317	403	405
CGU Thom Browne Korea Ltd.	31	905	300	n.a.	22	27	25
CGU Gruppo Dondi S.p.A.	51	955	300	+15.5%	39	45	46
CGU Bonotto S.p.A.	6	955	300	-9.5%	3	5	5
CGU In.Co. S.p.A.	39	955	300	+11.2%	20	30	30
CGU Tessitura Ubertino S.r.l.	20	955	300	(2.8%)	16	18	18
The following table presents the sensitivity of the 2024 impairment test of the Tom Ford Fashion segment to reasonably possible changes in the aforementioned assumptions:

		Existing assumptions			Sensitivity effects on impairment
(€ millions, except percentages and basis points)	Headroom	WACC (%)	Growth rate (%)	EBITDA CAGR (%) vs. current year	WACC +100 bps	Growth rate -50 bps	EBITDA -500 bps
Tom Ford Fashion segment	64	9.62%	3.00%	9.00%	14	55	16